EARNINGS (LOSS) PER COMMON SHARE (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Mar. 31, 2017 CNY (¥) ¥ / shares shares	Mar. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net earnings (loss)	$ 4,554,592	¥ 29,633,544	¥ (9,716,002)	¥ 26,051,187
Dividends paid to participating securities		(3,749,630)
Redeemable non-controlling interest redemption value accretion		(3,748,639)
Net profit attributable to participating securities				130,924
Net earnings (loss) available to common shareholders		¥ 22,135,275	¥ (9,716,002)	¥ 25,920,263
Denominator for basic earnings (loss) per share:
Weighted average common shares outstanding | shares	45,793,127	45,793,127	45,772,916	45,635,186
Denominator for diluted earnings (loss) per share | shares	45,793,127	45,793,127	45,772,916	45,635,186
Basic earnings (loss) per common share (in CNY per share) | (per share)	$ 0.07	¥ 0.48	¥ (0.21)	¥ 0.57
Diluted earnings (loss) per common share (in CNY per share) | (per share)	$ 0.07	¥ 0.48	¥ (0.21)	¥ 0.57
Shares issuable under share options (in shares) | shares	2,377,067	2,377,067	2,451,067	1,904,067